LEASE - Maturities of operating lease (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Future lease payments under operating lease
2026	$ 86,808
2027	90,474
2028	24,500
Total future lease payments	201,782
Less: imputed interest	(12,633)
Total lease liabilities	189,149	$ 100,000
Less: Long term portions	47,256	27,637
Lease liabilities - current portions	$ 141,893	$ 115,031